Significant accounting policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Recently Adopted Accounting Pronouncements
Accumulated deficit	¥ (507,226)	$ (71,441)	¥ 78,304
ASU 2016-13
Recently Adopted Accounting Pronouncements
Accumulated deficit			¥ 1,028